Trade Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 8 — TRADE ACCOUNTS RECEIVABLE, NET

For the three months ended March 31, 2023, and the fiscal year ended December 31, 2022, accounts receivable were comprised of the following:

	March 31,	December 31,
(USD in thousands)	2023	2022
Trade accounts receivable	$359,542	$14,553
Allowance for doubtful accounts	(2,771)	(3,012)
	$356,771	$11,541

Movement of allowance for doubtful accounts the three months ended March 31, 2023 and the fiscal year ended December 31, 2022 are as follows:

(USD in thousands)	March 31, 2023	December 31, 2022
Beginning balance	$3,012	$2,606
Provision	(507)	618
Exchange rate fluctuation	266	(212)
	$2,771	$3,012

NOTE 15 — TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable were comprised of the following:

	December 31,	December 31,
(USD in thousands)	2022	2021
Trade accounts receivable	$14,553	$20,485
Allowance for doubtful accounts	(3,012)	(2,606)
	$11,541	$17,879

Movement of allowance for doubtful accounts for the fiscal year ended December 31, 2022 and the fiscal year ended December 31, 2021 are as follows:

(USD in thousands)	2022	2021
Beginning balance	$2,606	$5
Provision	618	2,574
Exchange rate fluctuation	(212)	32
Decrease due to deconsolidation of Micronet	-	(5)
	$3,012	$2,606